U.S. BANCORP FUND SERVICES, LLC
                        2020 E. FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91740

March 7, 2003

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  Fremont Mutual Funds, Inc.
          Rule 497(j);
          File Nos. 33-23453 and 811-05632
          CIK No.  837389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fremont Mutual Funds, Inc. (the "Funds"), does not differ from that contained in Post-Effective Amendment No. 47 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was dated March 1, 2003 and was filed electronically on February 27, 2003.

     If you have any questions, please do not hesitate to call me at (626) 914-7372.

Very truly yours,

/s/ Jennifer Wilkiewicz

Jennifer Wilkiewicz

cc:  Robert Robertson, Esq.
     Tina Thomas